OTHER INCOME	12 Months Ended
Dec. 31, 2023
OTHER INCOME
OTHER INCOME

26  – OTHER INCOME

Other income by function is detailed as follows:

	01.01.2023	01.01.2022	01.01.2021
Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Gain due to disposal of Property, plant and equipment	754,338	79,650	480,401
Credit recovery in Brazil (1)	-	1,856,762	-
Others	556,151	561,108	857,477
Total	1,310,489	2,497,520	1,337,878
(1)	Restitution of credits for the payment of coffee quota (cota café)